Restatement of Previously Issued Financial Statements - Summary of Restatement Of Statement of Operations (Details) - USD ($)	2 Months Ended	3 Months Ended			5 Months Ended	8 Months Ended	12 Months Ended
	Jun. 30, 2020	Mar. 31, 2021	Sep. 30, 2020	Mar. 31, 2020	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Restatement [Line Items]
General and administrative expenses		$ 4,605,000		$ 1,925,000		$ 3,061,452	$ 10,948,000	$ 6,993,000
Transaction costs						179,832
Change in fair value of warrant liability		293,000	$ 3,735,125		$ 3,735,125	8,018,459
Change in fair value of FPA liability			2,275,000		6,449,999
Initial fair value of FPA liability	$ 4,174,999					6,966,666
Net loss	$ (4,175,999)	$ (20,402,000)	$ (6,744,391)	$ (8,746,000)	$ (10,920,390)	$ (18,219,398)	$ (41,659,000)	$ (33,552,000)
Basic and diluted net loss per share, non-redeemable Class A and Class B						$ (4.75)
Class A and Class B non-redeemable common stock
Restatement [Line Items]
Basic and diluted net loss per share, non-redeemable Class A and Class B	$ (1.34)		$ (1.88)		$ (3.04)
Previously Reported [Member]
Restatement [Line Items]
General and administrative expenses						$ 3,061,452
Net loss	$ (1,000)		$ (734,266)		$ (735,266)	$ (3,054,441)
Basic and diluted net loss per share, non-redeemable Class A and Class B						$ (0.80)
Previously Reported [Member] | Class A and Class B non-redeemable common stock
Restatement [Line Items]
Basic and diluted net loss per share, non-redeemable Class A and Class B	$ 0.00		$ (0.20)		$ (0.20)
Revision of Prior Period, Adjustment [Member]
Restatement [Line Items]
Transaction costs						$ 179,832
Change in fair value of warrant liability			$ 3,735,125		$ 3,735,125
Change in fair value of FPA liability			2,275,000		6,449,999	8,018,459
Initial fair value of FPA liability	$ 4,174,999					6,966,666
Net loss	$ (4,174,999)		$ (6,010,125)		$ (10,185,124)	$ (15,164,957)
Basic and diluted net loss per share, non-redeemable Class A and Class B						$ (3.95)
Revision of Prior Period, Adjustment [Member] | Class A and Class B non-redeemable common stock
Restatement [Line Items]
Basic and diluted net loss per share, non-redeemable Class A and Class B	$ (1.34)		$ (1.68)		$ (2.84)